Exhibit 99.2

The Directors

Bradford & Bingley plc (the “Vendor”)

Croft Road

Crossflatts

Bingley

BD16 2UA

16 February 2020

Dear Sirs

Report (the “AUP Report”) of factual findings from the agreed upon procedures performed in relation to the proposed disposal of the Buy-to-Let (“BTL”) mortgage loan portfolio (the “Pool 2 Portfolio”) originated or acquired by Bradford & Bingley plc in connection with the Project Jupiter transaction (the “Transaction”)

1.	This AUP Report is produced in accordance with the terms of our agreement dated 14 August 2019 (the “Engagement Letter”), a copy of which is attached as Appendix 3.

2.	This AUP Report is addressed to the directors of the Vendor as defined in the Engagement Letter solely to assist them in connection with their due diligence obligations relating to the Transaction.

3.

It is the responsibility of the Vendor to take all reasonable care to ensure that any data provided to us has been properly extracted from the computer systems of the Vendor and for the creation and maintenance of all accounting records supporting that data. You are responsible for determining whether the scope of the Services is sufficient for your purposes.

4.	We set out in Appendix 1 and Appendix 2 the procedures we have performed, as agreed with you, together with our findings.

5.

Our work was performed in accordance with the International Standard on Related Services (ISRS) 4400 ‘Engagements to perform agreed-upon procedures regarding financial information’. Our procedures, as stated in our agreement, did not constitute an examination made in accordance with generally accepted auditing standards, the objective of which would be the expression of assurance on the data provided to us by the Vendor. We do not express such assurance. Had we performed additional procedures or had we performed an audit or review of the data in accordance with generally accepted auditing standards, other matters might have come to our attention that we would have reported to you.

6.

Our obligations in respect of this AUP Report are entirely separate from, and our responsibility and liability is in no way changed by, any other role we may have (or may have had) as auditors of the Vendor or otherwise. Nothing in this AUP Report, nor anything said or done in the course of or in connection with the Services, will extend any duty of care we may have had in our capacity as auditors of any financial statements of the Vendor.

7.

This AUP Report is solely for your use in connection with the purpose specified above and as set out in the Engagement Letter. No part of this AUP Report is to be copied or distributed to any other party except as permitted under the terms of our Engagement Letter. We do not accept any liability or responsibility to any third party.

PricewaterhouseCoopers LLP, 7 More London Riverside, London SE1 2RT

T: +44 (0) 20 7583 5000, F: +44 (0) 20 7212 4652, www.pwc.co.uk

PricewaterhouseCoopers LLP is a limited liability partnership registered in England with registered number OC303525. The registered office of PricewaterhouseCoopers LLP is 1 Embankment Place, London WC2N 6RH. PricewaterhouseCoopers LLP is authorised and regulated by the Financial Conduct Authority for designated investment business.

8.

The procedures in this AUP Report have not been undertaken in contemplation of the professional standards of the US American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly the AUP Report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. The AUP Report may be used by the Vendor to establish a due diligence defence under Section 11 of the US Securities Act or a defence analogous to the due diligence defence available under such section. However, we accept no responsibility for, and express no view as to, the effectiveness of such use of the AUP Report.

Yours faithfully

PricewaterhouseCoopers LLP

Chartered Accountants

London

Appendix 1 to the AUP Report

Procedures performed in relation to the Vendor’s BTL mortgage loan portfolio in the managed portfolio for the Transaction as at 30 June 2020 (the “Cut-Off Date”).

You asked us to select a random sample of BTL mortgage loans from the Sample Selection File (“SSF”) with the following name “Full Account list Jupiter_V2 Sub_JD_2018_11” sent on 21/12/18 (the “Sample Selection Date”), in proportion to the size of each pool. In accordance with your instructions, the size of the sample (the “Selected Sample”) was based on statistical sampling techniques using the following criteria.

•	99% confidence level

•	0% expected error rate

•	1% maximum error rate

You asked us to assume that the population of loans is homogeneous and the size of the resulting sample is 449. You agreed the calculated sample size as being sufficient and appropriate for the purposes of this engagement.

Furthermore, in accordance with your instructions, we selected an additional random sample of 91 mortgage loans from the Extraction File, to be used in substitution for any of the mortgage loans included in the Selected Sample that redeemed between the Sample Selection Date and the Cut-Off Date (the “Reserve Sample”). We used 88 loans from the Reserve Sample.

Following the determination of the Selected Sample and Reserve Sample we were provided with an Extraction File (“EF”) with the following names, “1906 Jupiter Data For PWC AUP Report—Exc CBTL.xlsx” sent on 08/07/19, “1910 Jupiter Data For PWC AUP Report—Exc CBTL.xlsx” on 11/12/2019 and June 2020 PWC Data Tape_Pool Excl CBTL_V2.2.xlsx on sent on 27/09/2020.

As of 30 September 2020, the following accounts had been redeemed at a unitary level:

PB002, PB054, PB056, PB061, PB077, PB093, PB097, PB108, PB114, PB124, PB131, PB134, PB137, PB138, PB148, PB150, PB158, PB160, PB162, PB163, PB170, PB178, PB179, PB180, PB185, PB197, PB201, PB204, PB210, PB211, PB212, PB217, PB227, PB247, PB248, PB253, PB262, PB265, PB269, PB279, PB282, PB284, PB285, PB286, PB289, PB299, PB321, PB324, PB328, PB329, PB333, PB334, PB339, PB349, PB351, PB357, PB360, PB365, PB370, PB371, PB375, PB385, PB386, PB393, PB394, PB469, PB475, PB478, PB482, PB485, PB490, PB500, PB509, PB524, PB527, PB409, PB410, PB414, PB427, PB435, PB450, PB451, PB452, PB457, PB459, PB515, PB520, PB528

For the avoidance of doubt, “Missing” records instances where the corresponding document was unavailable. Instances where a document is available but has sections or pages missing would be recorded as an “Exception”.

Valuation Archive File refers to the file Copy of All Valuations.xlsx received on 07/10/2020.

When checking that a document bears a signature, we will only check the existence of a signature and make no representation on the integrity of the signature.

We will not undertake any procedures to confirm compliance of the mortgage loans with your origination or valuation policies and procedures, and will not perform any procedures on data fields appearing in the Extraction File other than as referred to below.

Where loans have been migrated from UFSS to iConnect we have re-performed the system procedures for all tests.

Where the datatape has been corrected, following exceptions noted in earlier phases of the Agreed-Upon-Procedures, previously recorded exceptions have remained as exceptions as corrections only apply to the sample and not the whole pool. Management comments have been added where this is the case.

Appendix 1 - Procedures and Results for Pool 2 Portfolio

	Description of Agreed Upon Procedure	Results
1

Account Number

We will agree the account number appearing in the Extraction File in column “SU02: Main Account Number” to the account number appearing in the Mortgage System.

We will report as an error if the account number shown on the Extraction File in column “SU02: Main Account Number” does not agree with that shown on the Mortgage System.

1) 0 exceptions noted.

2

Borrower Name

a)  We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Mortgage System and;

b)  the following documents to the Extraction file:

i)   Application Form (“AF”);

ii)  Offer Letter (“OL”);

iii)   Original Valuation Report (“VR”);

iv)   Registered Legal Charge, or COT or ROT (“TD”); and

v)  Borrowers Proof of ID (“PoID”).

2 a) 0 exceptions noted. b) i) 1 missing document noted: PB292 0 exceptions noted. ii) 5 missing documents noted: PB274, PB298, PB300, PB398, PB484

We will report as an error if the borrower name(s) shown on the Extraction File in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 does/do not agree with that/those shown on any of the documents above or the Mortgage System except for the following conditions as instructed by the Vendor:

•  We will not report as an error where the difference relates only to the spelling of forenames, surnames, instances where a middle name has been omitted but the forename and surname agree or a change in name supported by documentation on the Mortgage File.

•  We will not report as an error where a borrower(s)’s name does not agree because a borrower has been removed, added or amended to the Mortgage since origination and evidence is provided to support the update to the mortgage records i.e. an additional application form, marriage certificate, death certificate or change of parties’ document.

•  For the avoidance of doubt, where an AVM, Desktop or Indexed Report was used the Borrower name(s) will not be present and therefore a pass will be recorded.

•  We will not report as an error for Proof of ID where an online application form was used, and the system notes confirm borrower ID checks have been verified.

•  For the avoidance of doubt, where a Broker Confirmation is presented, and it confirms that Proof of ID has been seen by the Broker a pass will be recorded.

•  We will not report as an exception where the borrower(s)’s full name cannot be matched to the relevant document due to being initialised if the full name has been tied to the Offer Letter.

0 exceptions noted.

iii) 4 missing documents noted:

PB199, PB292, PB480, PB415

39 exceptions noted:

PB048, PB057, PB059, PB066, PB090, PB101, PB109, PB139, PB147, PB189, PB200, PB206, PB226, PB235, PB238, PB250, PB252, PB256, PB273, PB274, PB296, PB298, PB350, PB359, PB367, PB372, PB379, PB381, PB395, PB398, PB399, PB503, PB413, PB421, PB433, PB441, PB445, PB458, PB516

iv) 0 exceptions noted.

v) 15 missing documents noted:

PB011, PB013, PB014, PB147, PB166, PB169, PB184, PB256, PB292, PB304, PB343, PB471, PB484, PB489, PB495

0 exceptions noted.

•  For the avoidance of doubt, on a valuation report test we will not report as an exception where, in the case of more than one borrower, one of the borrower’s name doesn’t agree, but the other does.

•  We will not report as an exception where the copy of the ID is illegible, but the file contains a document which indicates it is a certified copy of the person’s ID.

•  We will not report as an exception if there is no ID and the mortgage loan is being granted to an existing customer of the Vendor as evidenced either by the loan being a further advance (i.e. sub account 2 or higher) or the application form detailing other Savings or Mortgage products with the Vendor.

•  For loans which are held by a company we have agreed identity to the certificate of incorporation, limited to data field SU106.

•  Where the Valuation Report is addressed to the Originator and not the borrower, we have recorded the test as ‘Not Applicable’.

3

Security Address and Out code

a)  For each mortgage loan, we will check whether the property address and out code shown on the Mortgage System agrees to that shown on the Extraction File in columns “SU131: Security Property House Number”, “SU132: Security House Name”, “SU133: Security Street”, “SU134: Security District”, SU135: Security Town/City”, “SU136: Security County” and “SU54a: Property Postcode”.

3 a) 0 exceptions noted.

b)  For each mortgage loan, we will check whether the property address (including out code) shown on the Mortgage System agrees with that shown on the:

i.   Offer Letter; Further Advance Offer Letter

ii.  Original Valuation Report; and

iii.   One of Registered Legal Charge, COT, ROT, Mortgage Deed or Land registry.

We will report as an error if the property address (including out code) shown on the Mortgage System does/do not agree with that/those shown on any of the documents above. We will not record as an error where the out-code portion of the postcode agrees but the in code does not.

In cases where the property was purchased as a new build, we have not reported an exception where the property address can be agreed to the COT or HMLR.

c)  For each mortgage loan, we will check the Government Region code shown in the Extraction File in column “SU54a: Property Postcode” is either, England, Scotland, Wales or Northern Ireland by reference to the postcode being agreed to the Royal Mail Postcode Checker.

•  We will not report as an exception where the difference relates only to spelling (other than the out code) and there is supporting documentation on the Mortgage File to indicate that they refer to the same property.

b)  i) 5 missing documents noted:

PB274, PB298, PB300, PB398, PB484

0 exceptions noted.

ii) 4 missing documents noted:

PB199, PB292, PB480, PB415

0 exceptions noted.

iii) 0 exceptions noted.

c) 0 exceptions noted.

•  For newly built properties, if there is evidence on the Mortgage File from a solicitor or HMLR Direct that shows the postal address and the original plot address to be the same property, this will not be classed as an error.

•  Where the supporting document(s) have been manually written on or amended, we will report as an error if these changes do not bear the borrower(s)’s initial(s) or signature(s).

•  We will not report as an exception where the supporting document(s) or Mortgage System do not show the region or county, but all other lines of the property address agree including the out code.

•  We will not report as an exception where a change of property has occurred since the initial mortgage application and the new property address is held on the Mortgage File and agrees to the Offer Letter, Valuation Report and Registered Legal Charge.

•  For the avoidance of doubt, where an AVM, Desktop or Indexed Report was used the Borrower address will not be present and therefore a pass will be recorded.

•  For the avoidance of doubt, where a house name instead of a house number is presented and all the other details match, a pass will be recorded.

4

Property Type

a)  We will compare the property type listed in the Extraction File in column “SU46: Property Type” to the Mortgage System; and

b)  the Original Valuation Report using the mapping provided to us by management.

4 a) 0 exceptions noted. 2 were not applicable: PB113, PB503 b) 4 missing documents noted: PB199, PB292, PB480, PB415

We will not report an error where the Extraction File contains ‘ND’ (No Data available) or ‘Other’, this will be ‘Not Applicable’.

For the avoidance of doubt where the Extraction File stats Property Type as ‘Flat’, or ‘Apartment’, or ‘Maisonette’, we have not recorded an exception where the Valuation Report describes the property as one of these property types.

43 exceptions noted:

PB042, PB048, PB059, PB066, PB078, PB080, PB090, PB109, PB117, PB147, PB176, PB183, PB189, PB206, PB219, PB228, PB235, PB239, PB252, PB256, PB263, PB273, PB280, PB296, PB298, PB350, PB359, PB367, PB372, PB379, PB384, PB398, PB399, PB417, PB418, PB421, PB426, PB433, PB445, PB449, PB453, PB464, PB530

2 were not applicable:

PB113, PB503

5

Property Tenure

a)  For each mortgage loan, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure” to the Mortgage System; and

b)  with the tenure of property recorded in the COT or HMLR. Where there is a difference, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure”, with the tenure of property recorded within the title deeds or any letter from the solicitor, valuer (including Valuation Report), HMLR, Registrar of Scotland or Sasine Register confirming tenure.

We will report as an exception all instances where the tenure of the property as recorded on the Extraction File in column “SU104: Tenure” is different from the actual tenure reported in the COT, title deeds or any letter from the solicitor, valuer or HMLR except where either the Extraction File has recorded the tenure of the property as ‘Feudal’, ‘Feuhold’, or ‘Absolute Ownership’ and where the tenure of the property reported on the COT, title deeds or any letter from the solicitor, valuer or HMLR is described as ‘Freehold’, or vice versa.

5 a) 0 exceptions noted. b) 3 exceptions noted: PB193, PB196, PB441

We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

6

Origination Date

a)  For each mortgage loan, we will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the Mortgage System. We will report as an error if the original origination date shown on the Extraction File in column “SU12: Completion Date” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the COT or ROT or Registered Legal Charge. We will report as an error if the original origination date shown on the Extraction File does not agree with that shown on the COT or ROT or Registered Legal Charge subject to a +/- 1 month tolerance.

For the avoidance of doubt where the mortgage loan relates to a further advance a new COT would not be provided, therefore this test will be marked as “Not Applicable”.

6

a)  0 exceptions noted.

b)  4 missing documents noted:

PB223, PB292, PB484, PB502

1 exception noted:

PB456

60 were not applicable:

PB017, PB018, PB038, PB040, PB059, PB065, PB066, PB072, PB074, PB096, PB127, PB143, PB156, PB157, PB172, PB173, PB181, PB184, PB189, PB205, PB208, PB215, PB228, PB238, PB255, PB276, PB277, PB278, PB294, PB304, PB319, PB327, PB344, PB372, PB398, PB465, PB466, PB467, PB470, PB483, PB491, PB492, PB493, PB494, PB499, PB503, PB504, PB522,

PB401, PB404, PB405, PB415, PB419, PB462, PB514, PB516, PB519, PB531, PB532, PB536

7

Original Balance/Amount Advanced

a)  For each mortgage loan, we will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” agrees to shown on the Mortgage System.

•  In cases where the loan was migrated from the MPS system (Before 2004) we will not report an exception where the advanced amount agrees to the MPS Archive.

b)  For each mortgage loan, we will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” to that shown on the Offer Letter or Further Advance Letter

In the case of an original advance we will agree the amount advanced to the COT or ROT. For the avoidance of doubt if the sub account reference is not a “1” then this will be treated as a further advance and the test will be recorded as Not Applicable.

We will report as an error if the amount advanced shown on the Extraction File in column “SU14: Advance Amount” does not agree with that shown on the Mortgage System, the Offer Letter or Further Advance Letter.

7 a) 0 exceptions noted. b) 5 missing documents noted: PB274, PB298, PB300, PB398, PB484 0 exceptions noted.

•  We have not reported an error where management has confirmed that the item was a fee sub account that had a nil Advance Amount.

•  We have not reported as an error if the amount advanced was within a tolerance of +/- £1,000

•  We have reported as ‘Not Applicable’ if the account is a Further Advance and no COT or ROT is available.

•  For consistency where the document states any fees, we have agreed the amount advanced back to the amount per the document net of such fees.

•  For further advances where the Extraction file shows ND in column SU14, we have not reported an error where we can agree the account as a ground rent/service charge account. For the avoidance of doubt we have agreed these cases to the ‘GRSC warning marker’ on the Mortgage System and a ground rent/service charge letter.

8

Loan Type (BTL / Resi)

a)  We will compare the purpose in the Extraction File in column “SU21: Product Type” to the Mortgage System (i.e. BTL or Residential); and

b)  the Offer Letter. We will report as an exception if the purpose in the Extraction File in column “SU21: Product Type” does not agree to the purpose of the Mortgage System or the Offer Letter.

8 a) 0 exceptions noted. b) 5 missing documents noted: PB274, PB298, PB300, PB398, PB484 0 exceptions noted.

For the avoidance of doubt, we will not report as an exception if the Offer Letter does not explicitly state BTL but there is nothing that implies the mortgage is Residential.

9

Loan Maturity Date

a)  For each mortgage loan, we will compare the maturity date of each advance as shown on the Extraction File in column “SU16: Loan Maturity Date” agrees with the Mortgage System. We will report as an error if the maturity date on the Extraction File in column “SU16: Loan Maturity Date” does not agree with that shown on the Mortgage System as determined by the remaining term.

•  We have not reported an exception where the account has been Originated by Keystone and the Loan Maturity Date per the System is shown as the Completion Date + the Loan Term.

•  We have not reported an exception where the account has been Originated by GMAC or Kensington and the Loan Maturity Date per the System is shown as the end of the month of the Completion Date + the Loan Term.

9 a) 0 exceptions noted. b) 4 missing documents noted: PB274, PB298, PB300, PB484 0 exceptions noted. 2 were not applicable: PB404, PB405

b)  For each mortgage loan, we will compare the Loan Maturity Date shown on the Extraction File to that determined by the Offer Letter adjusted for any agreed term extension.

•  We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

•  We have not recorded an error where the loan maturity date did not agree with the Mortgage Offer within a +/- 6 months tolerance.

10

Current Interest Rate

a)  For each mortgage loan, we will compare the interest rate shown on the Extraction File in column “SU30: Interest Rate (%)” to that shown on the Mortgage System. We will report as an error if the interest rate shown on the Extraction File in column “SU30: Interest Rate (%)” does not agree with those shown on the Mortgage System.

b)  For each mortgage loan, we will compare the interest rate shown on the Extraction File to that shown in the Mortgage Offer.

•  We will not report an exception where a loan is SVR on the Extraction File and the Offer Letter is Fixed then SVR where the reversion date has passed.

•  We will not report an exception in cases where there has subsequently been a change in interest rate (eg. for debt management purposes) and support of the change in rate has been provided in the loan file.

•  We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

10 a) 0 exceptions noted. b) 5 missing documents noted: PB274, PB298, PB300, PB398, PB484 0 exceptions noted. 2 were not applicable: PB404, PB405

11

Interest Rate Type

a)  For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown on the Mortgage System. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage System.

•  We have not reported as an exception where SU81 (Interest Rate Index) is BOE is a pass for test 12, and SU23 records ‘Tracker’.

b)  For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown in the Mortgage Offer. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage Offer.

•  We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

•  We will report as ‘Not Applicable’ where the sub account under review in the Extraction File is ‘Redeemed’ per “SU23: Current Interest Rate Type” where the unitary count has a balance outstanding in the Mortgage System.

11

a)  0 exceptions noted.

14 were not applicable:

PB040, PB059, PB066, PB096, PB127, PB143, PB172, PB184, PB228, PB294, PB304, PB398, PB462, PB536

b)  4 missing documents noted:

PB274, PB298, PB300, PB484

0 exceptions noted.

16 were not applicable:

PB040, PB059, PB066, PB096, PB127, PB143, PB172, PB184, PB228, PB294, PB304, PB398, PB404, PB405, PB462, PB536

• For cases where the interest rate type has changed since the offer, we have not reported an exception where a document is on file to evidence the rate type change.

12

Interest Rate Index

a)  For each mortgage loan, we will compare the interest rate index shown on the Extraction File in column “SU81: Reference Rate” to that shown on the Mortgage System. We will report as an error if the interest rate index shown on the Extraction File in column “SU81: Reference Rate” does not agree with those shown on the Mortgage System.

b)  For each mortgage loan, we will compare the interest rate index shown on the Extraction File in column “SU81: Reference Rate” to that shown on the Mortgage Offer. We will report as an error if the interest rate index shown on the Extraction File in column “SU81: Reference Rate” does not agree with those shown on the Mortgage Offer.

•  We will report as ‘Not Applicable’ where the sub account under review in the Extraction File is ‘RED’ per “SU81: Reference Rate” where the unitary count has a balance outstanding in the Mortgage System.

•  For cases where the interest rate type has changed since the offer, we have not reported an exception where a document is on file to evidence the rate type change.

12

a)  0 exceptions noted.

14 were not applicable:

PB040, PB059, PB066, PB096, PB127, PB143, PB172, PB184, PB228, PB294, PB304, PB398, PB462, PB536

b)  4 missing documents noted:

PB274, PB298, PB300, PB484

0 exceptions noted.

14 were not applicable:

PB040, PB059, PB066, PB096, PB127, PB143, PB172, PB184, PB228, PB294, PB304, PB398, PB462, PB536

13

Repayment type

a)  For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage System. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage Offer. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage Offer.

•  For cases where the repayment type has changed since the offer, we have not reported an exception where a document is on file to evidence change in repayment type.

13 a) 0 exceptions noted. b) 5 missing documents noted: PB274, PB298, PB300, PB398, PB484 0 exceptions noted.

14	Product Maturity Date

a)  For each mortgage loan, we will compare the Product Maturity Date of each advance as shown on the Extraction File in column “SU26: Product End Date” to the Mortgage System. We will report as an error if the Product Maturity Date in column “SU26: Product End Date” on the Extraction File does not agree with that shown on the Mortgage System.

14 a) 0 exceptions noted.

We have not recorded an error where the Product Maturity Date is before the Cut Off date.

b)  For each mortgage loan, we will compare the Product Maturity Date of each advance as shown on the Mortgage Offer to the Extraction File. We will report as an error if the product maturity date on the Extraction File does not agree with that shown on the Mortgage Offer.

We have not recorded an error where the Product Maturity Date is before the Cut Off date.

For the avoidance of doubt, if the field is blank and the Offer says lifetime then we will record a pass.

For cases where the product maturity date has changed since the offer, we have not reported an exception where a document is on file to evidence change in product maturity date.

b) 5 missing documents noted: PB274, PB298, PB300, PB398, PB484 0 exceptions noted.

15

Original Valuation Date

a)  For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48:Original Valuation Date” to that shown in the Mortgage System. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU48 can be agreed to the Valuation Archive File.

15 a) 0 exceptions noted.

b)  For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown on the Valuation Report. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Valuation Report within a tolerance of +/- 16 weeks.

b) 4 missing documents noted: PB199, PB292, PB480, PB415 15 exceptions noted: PB048, PB052, PB159, PB176, PB226, PB246, PB273, PB300, PB372, PB503, PB422, PB441, PB445, PB516, PB517

16

Original Valuation Amount

a)  For each Mortgage Loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Mortgage System. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU49 can be agreed to the Valuation Archive File.

b)  For each Mortgage Loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Valuation Report. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

16 a) 0 exceptions noted. b) 4 missing documents noted: PB199, PB292, PB480, PB415 2 exceptions noted: PB503, PB516

•  For cases where the property was a new build, and specified as such in the original valuation report, and no re-inspection report is available, we have not recorded an exception where the valuation after completion agrees to the Extraction File and a valid COT exists for the property.

•  Where the Valuation Report includes a recommended retention, we have not reported an exception where the Extraction File agrees to the higher value shown per the Valuation Report.

17

Original Valuation Type

a)  For each Mortgage Loan, we will compare the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” to that shown on the Mortgage System. We will report as an error if the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU47 can be agreed to the Valuation Archive File.

b)  For each Mortgage Loan, we will compare the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” to that shown on the Valuation Report. We will report as an error if the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” does not agree with that shown on the Valuation Report.

17 a) 0 exceptions noted. b) 4 missing documents noted: PB199, PB292, PB480, PB415 0 exceptions noted.

• For cases where the Extraction File states ‘Unknown’, we have not reported an exception where evidence of a valuation document exists on the mortgage file.

18

Latest Valuation Date

a)  For each mortgage loan, we will compare the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” to that shown in the Mortgage System. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the latest valuation date shown on the Extraction File in column “SU52:Latest Valuation Date” to that shown on the Latest Valuation Report. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52:Latest Valuation Date” does not agree with that shown on the Latest Valuation Report within -/+ 16 weeks.

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 15a, we will automatically pass the Latest Valuation Date test

18

a)  0 exceptions noted.

b)  22 missing documents noted:

PB040, PB058, PB060, PB085, PB096, PB176, PB199, PB238, PB245, PB292, PB294, PB300, PB332, PB344, PB369, PB372, PB480, PB034, PB403, PB404, PB419, PB445

5 exceptions noted:

PB052, PB159, PB246, PB422, PB517

19

Latest Valuation Amount

a)  For each mortgage loan, we will compare the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” to that shown on the Mortgage System. We will report as an error if the latest valuation amount shown on the Extraction File in column “SU51: Latest Valuation Amount” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the latest valuation amount shown on the Extraction File in column “SU51: Latest Valuation Amount” agrees with that shown on the Latest Valuation Report. We will report as an error if the latest valuation amount shown on the Extraction File in column “SU51: Latest Valuation Amount” does not agree with the valuation amount shown on the Latest Valuation Report.

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 16a, we will automatically pass the Latest Valuation Amount test

19

a)  0 exceptions noted.

b)  22 missing documents noted:

PB040, PB058, PB060, PB085, PB096, PB176, PB199, PB238, PB245, PB292, PB294, PB300, PB332, PB344, PB369, PB372, PB480, PB034, PB403, PB404, PB419, PB445

0 exceptions noted.

20

Latest Valuation Type

a)  For each mortgage loan, we will compare the latest valuation type shown on the Extraction File in column “SU50: Latest Valuation Type” to that shown in the Mortgage System. We will report as an error if the latest valuation date shown on the Extraction File in column “SU50: Latest Valuation Type” does not agree with that shown on the Mortgage System.

20 a) 0 exceptions noted. b) 22 missing documents noted:

b)  For each mortgage loan, we will compare the latest valuation type shown on the Extraction File in column “SU50: Latest Valuation Type” to that shown on the Latest Valuation Report. We will report as an error if the latest valuation type shown on the Extraction File in column “SU50: Latest Valuation Type” does not agree with that shown on the Latest Valuation Report.

•  In the cases where the Latest Valuation Type is AVM and the sample has passed test 17a, we will automatically pass the Latest Valuation Type test

•  For cases where the Extraction File states ‘Unknown’, we have not reported an exception where evidence of a valuation document exists on the mortgage file.

PB040, PB058, PB060, PB085, PB096, PB176, PB199, PB238, PB245, PB292, PB294, PB300, PB332, PB344, PB369, PB372, PB480, PB034, PB403, PB404, PB419, PB445 0 exceptions noted.

21

Current Balance

For each mortgage loan, we will compare the current loan balance shown on the Extraction File in column “SU09: Current Balance” to that shown on the Mortgage System as at the Cut-Off Date. We will report as an error if the current balance shown on the Extraction File in column “SU09: Current Balance” does not agree with that shown on Mortgage System as at the Cut-Off Date.

21) 0 exceptions noted.

22

Current Monthly Scheduled Payment

For each mortgage loan we will compare the current monthly scheduled payment per the Extraction File in column “SU60: CMS” to the current monthly scheduled payment disclosed on the Mortgage System.

22) 0 exceptions noted.

23

Payment Method

We will compare the Last CMS Paid Transaction Type appearing in the Extraction File in column “SU233: Last CMS Paid Transaction Type” to that recorded in the Mortgage System.

For the avoidance of doubt, we will pass this test where the Extraction File in column “SU119: Payment Method” states “Other” and the Mortgage System shows anything other than “Direct Debit”.

In cases where the datatape shows zero, we have not reported an exception where the system shows no transactions for the past 12 months.

23) 0 exceptions noted.

24

Overpayment and Redraw Available

For loans with flexible redraw facilities (identified by a value of greater than £0 in the Extraction File column “ SU41: Overpayment and Redraw Available”), we will compare the maximum redraw loan amount potentially available shown in the “SU41” data field in the Extract File to the Mortgage System for any loan described as having flexible redraw facilities.

For cases where the overpayment flag (SU237) is set as non-flexible then this test has been recorded as a pass if SU41 is nil and the flag is agreed to the system.

24) 0 exceptions noted.

25

Arrears Balance

For each mortgage loan in arrears, we will compare the arrears balance shown on the Extraction File in column “SU169: Unitary Secured Arrears Balance” to the arrears balance shown on the Mortgage System (including all sub accounts) as at the Cut-Off Date. We will report as an error if the arrears balance shown on the Extraction File in column “SU169: Unitary Secured Arrears Balance” does not agree to the arrears balance (including all sub accounts) shown on the Mortgage System as at the Cut-Off Date.

•  We will not report as an error if the arrears balance shown on the Mortgage System is a credit figure and the Extraction File in column “SU169: Unitary Secured Arrears balance” shows nil.

25) 0 exceptions noted.

26

Indexed LTV (%)

For each mortgage loan we will re-perform the indexed LTV calculation by dividing the Current Balance (SU09 in the Extraction File) by the Indexed Valuation (SU53 in the Extraction File ) and compare our calculation to that disclosed on the Extraction File ( “SU11: Indexed LTV”).

For the avoidance of doubt our recalculation will be performed on the Extraction File in column “SU11: Indexed LTV” disclosures irrespective of the results of these procedures on the Original Valuation and the Property Address.

For cases where the datatape records a nil balance for SU53, there is no value to recalculate and therefore we have recorded the test as Not Applicable.

26) 0 exceptions noted.

This calculation has been reperformed at the unitary secured balance level.

27

Indexed Valuation

For each mortgage loan we will re-perform the indexed valuation of the property listed as a security using the Halifax Indexation Data and compare our calculation to that disclosed on the Extraction File in column “SU53: Indexed Valuation”.

For the avoidance of doubt our recalculation will be performed based on the Extraction File disclosures irrespective of the results of these procedures on the Original Valuation and the Property Address.

This calculation requires data from SU55: Region, SU51: Latest Valuation, and SU52: Latest Valuation Date—therefore if any of these three contain ‘ND’ then we have recorded this test as Not Applicable.

For cases where the datatape records a nil balance for SU53, there is no value to recalculate and therefore we have recorded the test as Not Applicable.

27) 0 exceptions noted.
28

Original Rental Income

For each mortgage loan we will report whether there is relevant income confirmation required by the Vendor’s underwriting guidelines on the mortgage file. For this test management have informed us that the relevant income confirmation may be one of the following:

•  Valuation report rental income

•  Tenancy agreement

We have reported “Not Applicable” where the Extraction File states that there is No Data for the borrower’s rental income.

28)  1 missing documented noted:

PB480

0 exceptions noted.

295 were not applicable:

PB017, PB018, PB036, PB039, PB040, PB041, PB042, PB043, PB044, PB045, PB047, PB048, PB049, PB050, PB051, PB053, PB057, PB058, PB059, PB060, PB062, PB063, PB064, PB065, PB066, PB067, PB068,

PB071, PB072, PB073, PB074, PB078, PB079, PB080, PB081, PB082, PB083, PB084, PB086, PB088, PB090, PB091, PB094, PB095, PB101, PB104, PB106, PB107, PB109, PB110, PB111, PB112, PB113, PB115, PB116, PB117, PB118, PB119, PB120, PB121, PB122, PB123, PB125, PB126, PB127, PB128, PB129, PB132, PB133, PB135, PB139, PB140, PB141, PB142, PB143, PB145, PB146, PB147, PB149, PB151, PB152, PB153, PB156, PB157, PB159, PB161, PB165, PB167, PB168, PB171, PB172, PB173, PB176, PB177, PB181, PB182, PB183, PB184, PB186, PB187, PB188, PB189, PB190, PB191, PB192, PB195, PB196, PB198, PB199, PB203, PB205, PB206, PB207, PB208, PB209, PB213, PB215, PB218, PB219, PB220, PB222, PB224, PB225, PB226, PB228, PB229, PB230, PB231, PB232, PB233, PB235, PB236, PB238, PB240, PB242, PB244, PB249, PB250, PB252, PB254, PB255, PB256, PB257, PB258, PB259, PB261, PB263, PB266, PB268, PB270, PB271, PB273, PB274, PB277, PB287, PB288, PB291, PB292, PB295, PB296, PB297, PB298, PB300, PB301, PB302, PB303, PB304, PB306, PB307, PB310, PB312, PB313, PB315, PB316, PB317, PB318, PB319, PB320, PB322, PB323, PB325, PB326, PB327, PB330, PB331, PB332, PB336, PB337, PB338, PB341, PB342, PB343, PB345, PB347, PB350, PB352, PB353, PB354, PB356, PB358, PB359, PB361, PB362, PB363, PB364, PB366, PB367, PB368, PB369, PB372, PB373, PB376, PB377, PB379, PB382, PB383,

PB387, PB389, PB391, PB395, PB396, PB397, PB398, PB399, PB400, PB465, PB472, PB473, PB474, PB479, PB491, PB492, PB493, PB494, PB496, PB497, PB501, PB502, PB503, PB510, PB512, PB522, PB523, PB525, PB526, PB529, PB037, PB401, PB402, PB403, PB406, PB411, PB412, PB413, PB417, PB418, PB419, PB421, PB422, PB423, PB424, PB425, PB426, PB428, PB429, PB432, PB433, PB434, PB438, PB439, PB440, PB443, PB445, PB446, PB447, PB448, PB449, PB454, PB455, PB456, PB458, PB460, PB461, PB463, PB464, PB513, PB514, PB516, PB518, PB530, PB531, PB533, PB534, PB536, PB537

29

Latest Rental Income Verification

For each mortgage loan, we will check whether the latest rental income shown on the Extraction File in columns “SU239: Latest Rental Income” agrees to the income shown on the Mortgage System. We will report as an error if the amount of borrower(s) income shown on the Extraction File is different to the income shown on the Mortgage System.

We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

For Keystone accounts the system shows only annual rental income and therefore we have recorded as a pass if the monthly amount per the datatape agrees as 1/12th of that shown in the system.

We will not report an exception where latest rental income has not been available on the system, but this has been agreed back to the CBTL application archive extraction file: CBTL App Backend data.xlsx

29)  0 exceptions noted:

295 were not applicable:

PB017, PB018, PB036, PB039, PB040, PB041, PB042, PB043, PB044, PB045, PB047, PB048, PB049, PB050, PB051, PB053, PB057, PB058, PB059, PB060, PB062, PB063, PB064, PB065, PB066, PB067, PB068, PB071, PB072, PB073, PB074, PB078, PB079, PB080, PB081, PB082, PB083, PB084, PB086, PB088, PB090, PB091, PB094, PB095, PB101, PB104, PB106, PB107, PB109, PB110, PB111, PB112, PB113, PB115, PB116, PB117, PB118, PB119, PB120, PB121, PB122, PB123, PB125, PB126, PB127, PB128, PB129, PB132, PB133, PB135, PB139, PB140, PB141, PB142, PB143, PB145, PB146, PB147, PB149, PB151, PB152, PB153, PB156, PB157, PB159, PB161, PB165, PB167,

PB168, PB171, PB172, PB173, PB176, PB177, PB181, PB182, PB183, PB184, PB186, PB187, PB188, PB189, PB190, PB191, PB192, PB195, PB196, PB198, PB199, PB203, PB205, PB206, PB207, PB208, PB209, PB213, PB215, PB218, PB219, PB220, PB222, PB224, PB225, PB226, PB228, PB229, PB230, PB231, PB232, PB233, PB235, PB236, PB238, PB240, PB242, PB244, PB249, PB250, PB252, PB254, PB255, PB256, PB257, PB258, PB259, PB261, PB263, PB266, PB268, PB270, PB271, PB273, PB274, PB277, PB287, PB288, PB291, PB292, PB295, PB296, PB297, PB298, PB300, PB301, PB302, PB303, PB304, PB306, PB307, PB310, PB312, PB313, PB315, PB316, PB317, PB318, PB319, PB320, PB322, PB323, PB325, PB326, PB327, PB330, PB331, PB332, PB336, PB337, PB338, PB341, PB342, PB343, PB345, PB347, PB350, PB352, PB353, PB354, PB356, PB358, PB359, PB361, PB362, PB363, PB364, PB366, PB367, PB368, PB369, PB372, PB373, PB376, PB377, PB379, PB382, PB383, PB387, PB389, PB391, PB395, PB396, PB397, PB398, PB399, PB400, PB465, PB472, PB473, PB474, PB479, PB491, PB492, PB493, PB494, PB496, PB497, PB501, PB502, PB503, PB510, PB512, PB522, PB523, PB525, PB526, PB529, PB037, PB401, PB402, PB403, PB406, PB411, PB412, PB413, PB417, PB418, PB419, PB421, PB422, PB423, PB424, PB425, PB426, PB428, PB429, PB432, PB433, PB434, PB438, PB439, PB440, PB443, PB445, PB446, PB447, PB448, PB449, PB454, PB455, PB456, PB458, PB460, PB461, PB463, PB464, PB513, PB514, PB516, PB518, PB530, PB531, PB533, PB534, PB536, PB537

30

Date of Birth

For each mortgage loan, we will confirm that the Date of Birth on the Extraction File in columns “SU65 to SU66: Borrower Date of Birth” for Borrowers 1-2 matches the Date of Birth shown on the

a)  Mortgage System; and

b)  Original Application Form or Proof of ID.

Management has instructed us not to report as an exception where there is a confirmation of change of parties and one date of birth doesn’t agree to the Application Form.

In cases where the borrower is a Company we have reported this test as ‘Not Applicable’.

30

a)  0 exceptions noted.

9 were not applicable:

PB005, PB009, PB014, PB027, PB060, PB258, PB032, PB403, PB532

b)  1 missing document noted:

PB292

0 exceptions noted.

9 were not applicable:

PB005, PB009, PB014, PB027, PB060, PB258, PB032, PB403, PB532

31) 0 exceptions noted.

31

Lien

For each mortgage account, we checked that the Vendor held first legal charge over the property by reference to the HMLR record for properties in England & Wales and Scotland or a signed Mortgage Deed for properties on Northern Ireland.

We will not record an exception where the property has been redeemed.

32

Prior Bankruptcy / IVA

For each mortgage loan, we will agree to the credit bureau data extract download the Bankruptcy/IVA status shown on the Extraction File in column “SU208: Credit Data 1 (Borrower 1 Number of Bankruptcies / IVAs Last 6 Years (Equifax indicator CSC13)”. We will report as an error if the Bankruptcy/IVA status shown on the Extraction File does not agree to the credit bureau data extract.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

32) 0 exceptions noted.
33

Total Number of Satisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Number of Satisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the number of satisfied CCJs shown on the Extraction File in column “SU213: Credit Data 6 Borrower 1 Number of CCJs Last 6 Years (Satisfied only) (Equifax indicator CSC9)”. We will report as an error if the number of satisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

33) 0 exceptions noted.

34

Total Number of Unsatisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Number of Unsatisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the number of unsatisfied CCJs shown on the Extraction File in column “SU210: Credit Data 3 Borrower 1 Number of CCJs Last 6 Years (Unsatisfied Only) (Equifax indicator CSC40)”. We will report as an error if the number of unsatisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

34) 0 exceptions noted.
35

Total Value of Satisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Value of Satisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the value of satisfied CCJs shown on the Extraction File in column “SU214: Credit Data 7 Borrower 1 Sum (£’s) of CCJs Value Last 6 Years (Satisfied Only)”. We will report as an error if the value of satisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

35) 0 exceptions noted.

36

Total Value of Unsatisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Value of Unsatisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the value of unsatisfied CCJs shown on the Extraction File in column “SU212: Credit Data 5 Borrower 1 Sum (£’s) of CCJs Value Last 6 Years (Unsatisfied Only) (Equifax indicator CSC42)”. We will report as an error if the value of unsatisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

36) 0 exceptions noted.
37

Months in Arrears

For each mortgage loan, we will compare the months in arrears amount for the entire secured loan (including all secured sub loans) shown in the Extraction File in column “SU39: Secured MIA” to the month in arrears information for the mortgage loan in total (including all secured sub loans) to the Mortgage System.

Management has instructed us not to report as an exception any sample where the MIA per the extraction file is over 99 months and the system shows 99. This is because the system only has the ability to go to a maximum of two digits.

37) 0 exceptions noted.

38

Signatures

We will report as an exception if signed copies of the following documents were not available in the Mortgage File:

a)  Mortgage application/declaration;

b)  Valuation Report; and

c)  Certificate of Title/Report on Title

For the avoidance of doubt, we will not report an exception in instances where an electronic signature has been used.

For the avoidance of doubt where the mortgage loan relates to a further advance a new COT would not be provided, therefore this test will be marked as “Not Applicable”.

38

a)  1 missing document noted:

PB292

0 exceptions noted.

b)  4 missing documents noted:

PB199, PB292, PB480, PB415

1 exception noted:

PB442

c)  4 missing documents noted:

PB223, PB292, PB484, PB502

0 exceptions noted.

60 were not applicable:

PB017, PB018, PB038, PB040, PB059, PB065, PB066, PB072, PB074, PB096, PB127, PB143, PB156, PB157, PB172, PB173, PB181, PB184, PB189, PB205, PB208, PB215, PB228, PB238, PB255, PB276, PB277, PB278, PB294, PB304, PB319, PB327, PB344, PB372, PB398, PB465, PB466, PB467, PB470, PB483, PB491, PB492, PB493, PB494, PB499, PB503, PB504, PB522, PB401, PB404, PB405, PB415, PB419, PB462, PB514, PB516, PB519, PB531, PB532, PB536

39

Vendor

We will compare the Vendor as shown on the Extraction File in column “SU19b: Origination Brand” to the Vendor disclosed on the Offer Letter and report if they are not the same.

We will not report as an exception if the Vendor is L&G and the Mortgage Offer States NRAM.

39) 5 missing documents noted: PB274, PB298, PB300, PB398, PB484 0 exceptions noted.

Appendix 2: Details of exceptions in the report.

Appendix 2 contains the details of the exceptions, being the Extraction File value and the result of testing (“Testing Result”).

Description of Agreed Upon Procedure
2b)iii)

Borrower Name

We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Original Valuation Report (“VR”).

39 exceptions noted:

Sample Number	Extraction File	Testing Result
PB048	Jagodage Rohan Ananda Samaranayake	No name on Valuation Report

PB057	Iwalola Motunrola Owolabi	No name on Valuation Report

PB059	Manjit Singh Mann	No name on Valuation Report

PB066	Zia Ullah Khan	No name on Valuation Report

PB090	Martin Hyman Hirst, Ian Alfred Barnett	No name on Valuation Report

PB101	Renu Joshi Kumar	Mr Vijay Kumar

PB109	Joseph Taylor, Paula Adams	No name on Valuation Report

PB139	Tracy Maureen A Rose	C Rose

PB147	Sarah Kathryn Moor	No name on Valuation Report

PB189	Adetokumbo Adeyale	No name on Valuation Report

PB200	Niranjan Amin	No name on Valuation Report

PB206	Ian Lewis Kelleher	No name on Valuation Report

PB226	David Baldev Hothi	No name on Valuation Report

PB235	Kehinde Majekodunmi	No name on Valuation Report

PB238	Tracy Maureen A Rose	C Rose

PB250	Kim Louise Earl, Andrew John Earl	No name on Valuation Report

PB252	Mark Richard Smith	No name on Valuation Report

PB256	Sherif Mahmoud Fahmy	No name on Valuation Report

PB273	Adejumoke Janet Sherlock	No name on Valuation Report

PB274	Richard James Snell, Andrew James Templeton	No name on Valuation Report

PB296	Sylvena Semper	No name on Valuation Report

PB298	Paul Thomas Hanna, Robert James Pennington	No name on Valuation Report

PB350	Alan Roy Whitehead	No name on Valuation Report

PB359	Rodney Maxwell Thomas, Sheila Ann Thomas	No name on Valuation Report

PB367	Barrie James Cracknell, Elizabeth Anne Cracknell	No name on Valuation Report

PB372	Penny Jane Heffernan	No name on Valuation Report

PB379	Pik Wun Lai	No name on Valuation Report

PB381	Noel Anthony Murdock	No name on Valuation Report

PB395	Daniel Christian Haberfield, Nicola Jane Haberfield	No name on Valuation Report

PB398	Mayur Velji Shah, Smita Mayur Shah	No name on Valuation Report

PB399	Rajesh Ahir	No name on Valuation Report

PB503	Andrew Rein, Debra Rein	No name on Valuation Report

PB413	Renu Joshi Kumar	Vijay Kumar

PB421	Saghwat Hussain	No name on Valuation Report

PB433	Stephen Kermode, Yasmin Kermode,,	No name on Valuation Report

PB441	James Anthony Duerden	No name on Valuation Report

PB445	Ian Clarke	No name on Valuation Report

PB458	Mark Herbert Campbell	No name on Valuation Report

PB516	Annette Degraaf	No name on Valuation Report

4b)

Property Type

We will compare the property type listed in the Extraction File in column “SU46: Property Type” to the Original Valuation Report using the mapping provided to us by management.

43 exceptions noted:

Sample Number	Extraction File	Testing Result
PB042	Semi Detached House	Terraced House

PB048	Terraced House	Maisonette

PB059	Terraced House	Flat

PB066	Terraced House	Flat

PB078	Terraced House	Bungalow

PB080	Semi Detached House	Flat or Apartment

PB090	Bungalow	House

PB109	Bungalow	House

PB117	Terraced House	Flat or Apartment

PB147	Terraced House	Maisonette

PB176	Terraced House	Maisonette

PB183	Semi Detached House	Terraced House

PB189	Terraced House	Maisonette

PB206	Bungalow	House

PB219	Terraced House	Semi Detached House

PB228	Terraced House	Flat

PB235	Terraced House	Flat or Apartment

PB239	Detached House	Terraced House

PB252	Bungalow	House

PB256	Terraced House	Maisonette

PB263	Semi Detached House	Terraced House

PB273	Bungalow	House

PB280	Bungalow	House

PB296	Bungalow	House

PB298	Bungalow	Terraced House

PB350	Terraced House	Flat or Apartment

PB359	Bungalow	Terraced House

PB367	Bungalow	Terraced House

PB372	Terraced House	Flat or Apartment

PB379	Semi Detached House	Terraced House

PB384	Semi Detached House	Terraced House

PB398	Terraced House	Flat

PB399	Bungalow	Terraced House

PB417	Terraced House	Flat or Apartment

PB418	Bungalow	Terraced House

PB421	Terraced House	Flat or Apartment

PB426	Terraced House	Flat or Apartment

PB433	Terraced House	Flat or Apartment

PB445	Terraced House	Flat or Apartment

PB449	Semi Detached House	Detached House

PB453	Terraced House	Flat or Apartment

PB464	Bungalow	House

PB530	Semi Detached House	Flat or Apartment

5b)	Property Tenure We will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure” to tenure of property recorded in the COT or HMLR. 5 exceptions noted:

Sample Number	Extraction File	Testing Result	Management Comment
PB193	Freehold	Leasehold	For these three loans the datatape has been updated to Leasehold so that they are no longer exceptions. The exceptions identified by PwC were updated on the mortgage system as part of a data clean-up exercise prior to the mortgage system migration, however these have been left as exceptions as the data clean-up was not carried out across the whole pool.
PB196	Freehold	Leasehold
PB441	Freehold	Leasehold

6b)	Origination Date We will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the COT or ROT or Registered Legal Charge. 1 exception noted:

Sample Number	Extraction File	Testing Result	Days Difference
PB456	24/07/2007	21/06/2007	33

15b)

Original Valuation Date

We will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown on the Valuation Report. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Valuation Report within a tolerance of +/- 16 weeks.

15 exceptions noted:

Sample Number	Extraction File	Testing Result	Months Differences
PB048	04/11/2003	20/02/2002	20

PB052	15/01/2008	No Date	—

PB159	11/08/2006	03/04/2006	4

PB176	10/07/2003	28/03/2002	15

PB226	09/12/2004	04/06/2004	6

PB246	11/08/2006	22/03/2006	4

PB273	10/05/2004	11/09/2003	7

PB300	14/12/2004	06/09/1998	75

PB372	07/12/2004	12/10/2002	25

PB503	01/03/2006	06/09/2003	29

PB422	15/02/2005	14/02/2006	11

PB441	26/04/2005	07/09/2002	31

PB445	11/03/2004	13/11/2002	15

PB516	21/04/2008	26/07/2004	44

PB517	23/11/2007	23/05/2007	6

16b)

Original Valuation Amount

We will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Valuation Report. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

2 exceptions noted:

Sample Number	Extraction File	Testing Result
PB503	135,000	129,000

PB516	65,000	60,000

18b)

Latest Valuation Date

We will compare the latest valuation date shown on the Extraction File in column “SU52:Latest Valuation Date” to that shown on the Valuation Report. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52:Latest Valuation Date” does not agree with that shown on the Valuation Report within -/+ 16 weeks.

5 exceptions noted:

Sample Number	Extraction File	Testing Result	Months Difference
PB052	15/01/2008	No Date	—

PB159	11/08/2006	03/04/2006	4

PB246	11/08/2006	22/03/2006	4

PB422	15/02/2005	14/02/2006	11

PB517	23/11/2007	23/05/2007	6

29)

Latest Rental Income

For each mortgage loan, we will check whether the latest rental income shown on the Extraction File in columns “SU239: Latest Rental Income” agrees to the income shown on the Mortgage System.

1 exception noted:

Sample Number	Extraction File	Testing Result
PB532	2,200	1,516

38b)	Signatures We will report as an exception if signed copies of the Original Valuation Report were not available in the Mortgage File: 1 exception noted:

Sample Number	Extraction File	Testing Result
PB442	Signed	Not signed